Annual Report

[Photo of Sextant]

Templeton World Fund

August 31, 1997

[FRANKLIN TEMPLETON LOGO]

[LOGO]

Celebrating 50 Years

This year marks 50 years of business for Franklin Templeton. Over these years, we have experienced profound changes in technology, regulations and customer expectations within the mutual fund industry. As one of the largest mutual fund families, we're proud to be an innovative industry leader, providing people like you with an opportunity to invest in companies and governments around the globe.

In addition, we want to stress that all securities markets move both up and down. Mixed in with the good years can be some bad years. Accordingly, mutual fund share prices also move up and down. Every investor should expect such fluctuations, which can be wide. When markets are going down, as well as up, we encourage investors to maintain a long-term perspective. We thank you for your past support and look forward to serving your investment needs in the years ahead.


[PHOTO]JEFFREY A. EVERETT

JEFFREY A. EVERETT
Portfolio Manager
Templeton World Fund

SHAREHOLDER LETTER


Your Fund's Objective: The Templeton World Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation.


Dear Shareholder:

We are pleased to bring you the annual report of the Templeton World Fund, which covers the 12 months ended August 31, 1997. Alan Greenspan uttered the words "virtually unbelievable" to characterize certain aspects of this period. Most investors would agree.

Following a seven-year U.S. economic expansion, consumer confidence reached a 27-year high, unemployment hit a 23-year low, inflation an 11-year low, and President Clinton and Congress reached an agreement on balancing the budget. In Europe, numerous companies restructured, reduced costs, and experienced significant merger and acquisition activity. In Latin America, many governments cut spending and rejuvenated their economies by implementing market-oriented reforms and privatizing state-owned companies. Meanwhile, in Asia, a recovery in the retail and property sectors helped support Hong Kong's economy.

Within this environment, the Fund's Class I shares provided a 12-month cumulative total return of 32.70%, as discussed in

CONTENTS

Shareholder Letter .....        1

Performance Summaries
   Class I .............        6
   Class II ............       10

Financial Highlights and
Statement of Investments       15

Financial Statements ...       25

Notes to the Financial
Statements .............       28

Independent Auditor's
Report .................       31

Tax Designation ........       32


[PYRAMID GRAPHIC]

FUND CATEGORY

GLOBAL

GROWTH

GROWTH AND INCOME

INCOME

TAX-FREE INCOME


TOTAL RETURN INDEX COMPARISON
12-Month Performance
(8/31/96-8/31/97)

Templeton World Fund Class I(1)              32.70%
MSCI World Index(2)                          22.85%

(1) Fund performance does not include the initial sales charge and represents the change in value of an investment during the period shown. Total return assumes reinvestment of dividends and capital gains at net asset value. The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other classes of shares, subject to different fees and expenses, which affect their performance. Please see the prospectus for more details. Past performance is not predictive of future results.

(2) Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

the Performance Summary on page 6, significantly outperforming its benchmark, the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index, which delivered a total return of 22.85% for the same period.

During the reporting period, the U.S. remained our largest single-country exposure. Although a 0.25% increase in the federal funds rate by the Federal Reserve Board sent stock prices skidding in March 1997, the market recovered, and on August 31, 1997, the Dow Jones(R) Industrial Average was 38.6% higher than it had been at the beginning of the fiscal year.(1) The financial services and automobile sectors strengthened considerably, which boosted the value of the Fund's holdings in Morgan Stanley Dean Witter Discover & Co.,* Merrill Lynch & Co. Inc., Ford Motor Co., and General Motors Corp. During the fiscal year, we sold our shares of Citicorp at a profit, and established a position in 3COM Corp., a leading international provider of networking services.

Outside the U.S., the equity markets of the United Kingdom, the Netherlands, and Sweden delivered impressive gains during the 12 months under review, which helped the Fund's performance because, compared with the MSCI World Index, we were overweighted in all three countries. Many European stocks, including our shares of National Westminster Bank Plc., Volvo AB, B, and Philips Electronics NV, rose in value. These three companies also highlight how shareholders can benefit from current restructuring occurring throughout Europe. All performed impressively during the fiscal year, and, in our opinion, should continue to do so.

(1) Price appreciation includes reinvested dividends. The unmanaged Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc.

*A complete listing of all stocks in the portfolio as of August 31, 1997, begins on page 15.

Latin American equity markets also delivered strong returns. The telecommunications industry performed particularly well, increasing the value of our holdings of Telecomunicacoes Brasileiras SA, Telecom Argentina Stet France SA, and Telefonos de Mexico SA. We believe that demand for telecommunications services should continue to increase, and further privatization of Brazil's telephone industry could provide Telecomunicacoes Brasileiras with very strong growth potential.

During the reporting period, Asian stock markets posted mixed results. Buoyed by investor optimism concerning its handover to China, Hong Kong's market advanced 30.1%.(2) However, the Thai, Indonesian, Malaysian, and Japanese markets provided disappointing returns. Based on standard measures such as price/ earnings ratios, Japanese stocks remained among the world's most expensive, and we were unable to find many stocks there that we considered bargains. Our relatively low exposure in Japan was rewarded, as the Nikkei 225 Index fell 18% during the Fund's fiscal year.(3)

Looking forward, we are optimistic about the long-term potential of global equity markets. Many countries appear to be committed to market-oriented policies, which, in our opinion, should enhance economic growth and corporate earnings. The fact that millions of individuals are becoming shareholders in mutual funds, pension fund programs, and newly-privatized companies around the world also bodes well for international stock markets, and we believe that the Fund's cash position should provide us with the opportunity to take advantage of investment opportunities as they arise.

(2) Price appreciation is measured in U.S. dollars, and includes reinvested dividends.

(3) Price depreciation is measured in U.S. dollars, and includes reinvested dividends.


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
8/31/97

Asian Stocks                        8.3%
Australian & New Zealand Stocks     2.8%
European Stocks                    29.3%
North American Stocks              27.1%
Latin American Stocks              12.0%
Fixed Income Securities             5.0%
Middle Eastern & African Stocks     0.2%
and Short-Term Obligations
  & Other Net Assets               15.3%

TOP 10 INDUSTRIES
8/31/97
                                 % OF TOTAL
INDUSTRY                          NET ASSETS
--------------------------------------------
Telecommunications                   10.2%

Utilities - Electrical & Gas          6.3%

Insurance                             6.1%

Banking                               5.6%

Automobiles                           5.1%

Energy Sources                        4.9%

Forest Products & Paper               4.9%

Metals & Mining                       4.8%

Data Processing &
Reproduction                          4.3%

Financial Services                    4.2%

TOP 10 COUNTRIES
REPRESENTED IN THE FUND*
Equity Investments
8/31/97

                  % OF TOTAL
COUNTRY           NET ASSETS
----------------------------
United States          25.1%

United Kingdom          8.1%

Brazil                  6.3%

Hong Kong               4.3%

France                  3.8%

Sweden                  3.6%

Argentina               3.2%

Spain                   3.1%

Italy                   3.0%

Mexico                  2.5%

*Does not include fixed-income securities or short-term obligations and other net assets. See portfolio holdings beginning on page 17.


This discussion reflects the strategies we employed for the Fund during the 12 months under review, and includes our opinions as of the close of the period. Because economic and market conditions are constantly changing, our strategies, and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of August 31, 1997, and the Fund's holdings can be expected to change with the market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

There are, of course, special risks associated with global investing related to market, currency, economic, social, political, and other factors. Emerging markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. Although short-term volatility can be disconcerting, declines of as much as 40% to 50% are not unusual in emerging markets. For example, the Hong Kong market has increased 1,089% in the last 15 years, but has suffered five quarterly declines of more than 20% during that time.(4) These risks and other considerations are discussed in the Fund's prospectus.

(4) Source: Bloomberg. Based on quarterly percentage price change over 15 years ended June 30, 1997.

We thank you for your continued investment in the Templeton World Fund and would like to reaffirm our dedication and commitment to searching the world for the best possible securities for the Fund's portfolio.

Sincerely,

/s/Jeffrey A. Everett
---------------------
Jeffrey A. Everett, CFA
Portfolio Manager
Templeton World Fund

TOP 10 EQUITY HOLDINGS
8/31/97

COMPANY                                % OF TOTAL
INDUSTRY, COUNTRY                      NET ASSETS
-------------------------------------------------
Telecomunicacoes
Brasileiras SA
Telecommunications, Brazil                1.6%

Morgan Stanley Dean
Witter Discover & Co.
Financial Services, U.S.                  1.6%

Ford Motor Co.
Automobiles, U.S.                         1.5%

International Business
Machines Corp.
Data Processing &
Reproduction, U.S.                        1.4%

General Motors Corp.
Automobiles, U.S.                         1.3%

Entergy Corp.
Utilities -Electrical & Gas, U.S.         1.2%

YPF Sociedad Anonima
Energy Sources, Argentina                 1.2%

BTR Plc
Industrial Components,
United Kingdom                            1.2%

Georgia-Pacific Corp.
Forest Products & Paper, U.S.             1.1%

3COM Corp.
Data Processing &
Reproduction, U.S.                        1.0%


For a complete list of portfolio holdings, please see page 17 of this report.

PERFORMANCE SUMMARY


Class I

Templeton World Fund - Class I produced a cumulative total return of 32.70% for the 12-month period ended August 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include the initial sales charge. We have always maintained a long-term perspective when managing the Fund, and encourage shareholders to view their investments in a similar manner. As you can see from the table on page 9, the Fund delivered a cumulative total return of more than 212% for the 10-year period ended August 31, 1997.

The price of the Fund's shares increased $3.45, from $16.21 on August 31, 1996, to $19.66 on August 31, 1997. During this time, shareholders received distributions of 43 cents ($0.43) per share in dividend income and $1.04 per share in capital gains, of which $1.005 represented long-term gains and 3.5 cents ($0.035) represented short-term gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 8 compares the performance of the Fund's Class I shares over the past 10 years with that of the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index,



Past performance is not predictive of future results.

which includes approximately 1,500 companies representing the stock markets of 22 countries including the U.S., Canada, the United Kingdom, and Japan. It also shows the Fund's performance versus the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember that the Fund's performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.



Past performance is not predictive of future results.

CLASS I
Total Return Index Comparison
$10,000 Investment (8/31/87-8/31/97)


              Templeton       MSCI            Consumer
              World Fund*    World Index**   Price Index***
-----         ----------     -----------     -----------
 2/88           $8,192         $9,010        $10,139
 3/88           $8,252         $9,284        $10,183
 4/88           $8,258         $9,403        $10,235
 5/88           $8,312         $9,217        $10,271
 6/88           $8,651         $9,205        $10,315
 7/88           $8,645         $9,380        $10,357
 8/88           $8,598         $8,867        $10,401
 9/88           $8,919         $9,244        $10,472
10/88           $9,120         $9,861        $10,506
11/88           $8,969        $10,206        $10,516
12/88           $9,028        $10,300        $10,533
 1/89           $9,647        $10,675        $10,586
 2/89           $9,436        $10,609        $10,628
 3/89           $9,640        $10,543        $10,689
 4/89           $9,940        $10,788        $10,760
 5/89          $10,112        $10,525        $10,821
 6/89          $10,068        $10,408        $10,848
 7/89          $10,884        $11,586        $10,874
 8/89          $11,030        $11,308        $10,892
 9/89          $11,094        $11,629        $10,926
10/89          $10,688        $11,243        $10,979
11/89          $10,822        $11,694        $11,004
12/89          $11,069        $12,071        $11,022
 1/90          $10,314        $11,510        $11,126
 2/90          $10,362        $11,018        $11,170
 3/90          $10,396        $10,355        $11,213
 4/90           $9,988        $10,207        $11,248
 5/90          $10,872        $11,284        $11,266
 6/90          $10,960        $11,205        $11,335
 7/90          $11,137        $11,309        $11,388
 8/90           $9,995        $10,253        $11,484
 9/90           $9,009         $9,173        $11,562
10/90           $8,818        $10,032        $11,641
11/90           $9,138         $9,869        $11,667
12/90           $9,309        $10,078        $11,710
 1/91           $9,909        $10,448        $11,781
 2/91          $10,666        $11,417        $11,798
 3/91          $10,674        $11,082        $11,816
 4/91          $10,846        $11,171        $11,833
 5/91          $11,244        $11,426        $11,867
 6/91          $10,719        $10,722        $11,904
 7/91          $11,244        $11,230        $11,921
 8/91          $11,297        $11,197        $11,956
 9/91          $11,409        $11,492        $12,009
10/91          $11,555        $11,681        $12,026
11/91          $11,222        $11,174        $12,061
12/91          $12,080        $11,989        $12,070
 1/92          $12,148        $11,769        $12,087
 2/92          $12,309        $11,568        $12,131
 3/92          $12,029        $11,025        $12,192
 4/92          $12,351        $11,180        $12,210
 5/92          $12,851        $11,627        $12,227
 6/92          $12,605        $11,239        $12,271
 7/92          $12,631        $11,270        $12,298
 8/92          $12,207        $11,547        $12,332
 9/92          $12,207        $11,443        $12,367
10/92          $11,989        $11,135        $12,411
11/92          $12,198        $11,337        $12,428
12/92          $12,473        $11,431        $12,420
 1/93          $12,635        $11,471        $12,482
 2/93          $12,922        $11,744        $12,525
 3/93          $13,447        $12,428        $12,570
 4/93          $13,724        $13,006        $12,604
 5/93          $14,135        $13,308        $12,622
 6/93          $14,020        $13,198        $12,639
 7/93          $14,421        $13,472        $12,639
 8/93          $15,224        $14,092        $12,674
 9/93          $15,147        $13,834        $12,700
10/93          $15,880        $14,217        $12,753
11/93          $15,541        $13,415        $12,762
12/93          $16,665        $14,074        $12,761
 1/94          $17,672        $15,005        $12,797
 2/94          $17,216        $14,813        $12,841
 3/94          $16,559        $14,177        $12,885
 4/94          $16,898        $14,617        $12,903
 5/94          $17,057        $14,658        $12,911
 6/94          $16,675        $14,619        $12,955
 7/94          $17,460        $14,900        $12,989
 8/94          $18,097        $15,351        $13,042
 9/94          $17,619        $14,951        $13,077
10/94          $17,785        $15,378        $13,086
11/94          $16,951        $14,715        $13,104
12/94          $16,810        $14,860        $13,104
 1/95          $16,668        $14,639        $13,155
 2/95          $17,190        $14,856        $13,208
 3/95          $17,522        $15,575        $13,252
 4/95          $18,222        $16,120        $13,296
 5/95          $18,804        $16,261        $13,322
 6/95          $19,100        $16,259        $13,348
 7/95          $20,037        $17,076        $13,348
 8/95          $19,883        $16,699        $13,384
 9/95          $20,358        $17,189        $13,409
10/95          $19,637        $16,921        $13,454
11/95          $20,148        $17,512        $13,453
12/95          $20,433        $18,028        $13,444
 1/96          $21,242        $18,356        $13,523
 2/96          $21,297        $18,471        $13,567
 3/96          $21,584        $18,782        $13,637
 4/96          $22,146        $19,227        $13,689
 5/96          $22,379        $19,247        $13,715
 6/96          $22,366        $19,348        $13,724
 7/96          $21,571        $18,668        $13,750
 8/96          $22,515        $18,887        $13,777
 9/96          $22,708        $19,629        $13,821
10/96          $23,093        $19,770        $13,864
11/96          $24,359        $20,881        $13,891
12/96          $24,816        $20,551        $13,891
 1/97          $25,581        $20,801        $13,935
 2/97          $25,896        $21,044        $13,976
 3/97          $25,761        $20,632        $14,018
 4/97          $26,346        $21,309        $14,032
 5/97          $27,740        $22,629        $14,018
 6/97          $29,165        $23,760        $14,032
 7/97          $30,635        $24,859        $14,046
 8/97          $29,480        $23,200        $14,074

___ Templeton World  .....  MSCI World   ----- Consumer
    Fund*                   Index**            Price Index***

THE HISTORICAL PERFORMANCE DATA SHOWN PERTAINS ONLY TO THE FUND'S CLASS I SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. PLEASE SEE THE PROSPECTUS FOR MORE DETAILS.

*Performance figures represent the change in value of an investment over the periods shown, and have been restated to include the maximum 5.75% initial sales charge, assuming reinvestment of dividends and capital gains at net asset value. Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge, and on January 1, 1993, the Fund implemented a Rule 12b-1 plan. Such expenses will affect subsequent performance. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Source: U.S. Bureau of Labor Statistics (9/30/97).


Past performance is not predictive of future results.

  CLASS I
  Periods ended 8/31/97

                                                                                             SINCE
                                                                                            INCEPTION
                                       1-YEAR             5-YEAR           10-YEAR          (1/17/78)
Cumulative Total Return(1)                 32.70%           141.49%           212.75%         1,989.63%
Average Annual Total Return(2)             25.07%            17.88%            11.42%            16.41%
Value of $10,000 Investment(3)       $    12,507       $    22,760       $    29,480       $   196,950

                             8/31/93      8/31/94      8/31/95     8/31/96      8/31/97
---------------------------------------------------------------------------------------
One-Year Total Return(4)      24.71%       18.87%       9.87%       11.73%       32.70%



(1) Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge. See Note below.

(2) Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 5.75% initial sales charge. See Note below.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include the maximum 5.75% initial sales charge. See Note below.

(4) One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the sales charge.

Note: Prior to July 1, 1992, Fund shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.

Past performance is not predictive of future results.

CLASS II

Templeton World Fund - Class II provided a cumulative total return of 31.61% for the 12-month period ended August 31, 1997. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, and does not include sales charges.

The price of the Fund's shares increased $3.35, from $16.04 on August 31, 1996, to $19.39 on August 31, 1997. During this time, shareholders received distributions of 33.51 cents ($0.3351) per share in dividend income and $1.04 per share in capital gains, of which $1.005 represented long-term gains and 3.5 cents ($0.035) represented short-term gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the portfolio, as well as the level of the Fund's operating expenses.

The graph on page 12 compares the performance of the Fund's Class II shares since inception with that of the unmanaged Morgan Stanley Capital International(R) (MSCI) World Index, which includes approximately 1,500 companies representing the stock markets of 22 countries including the U.S., Canada, the United Kingdom, and Japan. It also shows the Fund's performance versus the Consumer Price Index (CPI), a commonly used measure of inflation. Please remember that the Fund's



Past performance is not predictive of future results.

performance differs from that of an index because an index is not managed according to any investment strategy, does not contain cash (the Fund generally carries a certain percentage of cash at any given time), and includes no sales charges or management expenses. Of course, one cannot invest directly in an index, nor is an index representative of the Fund's portfolio.





Past performance is not predictive of future results.

CLASS II
Total Return Index Comparison
$10,000 Investment (5/1/95-8/31/97)

[LINE GRAPH]

[PLOT POINTS TO COME]

THE HISTORICAL PERFORMANCE DATA SHOWN PERTAINS ONLY TO THE FUND'S CLASS II SHARES. THE FUND OFFERS OTHER SHARE CLASSES SUBJECT TO DIFFERENT FEES AND EXPENSES, WHICH AFFECT THEIR PERFORMANCE. PLEASE SEE THE PROSPECTUS FOR MORE DETAILS.

*Performance figures represent the change in value of an investment over the periods shown and include all sales charges, assuming reinvestment of dividends and capital gains at net asset value. This was a period of generally rising security prices.

**Index is unmanaged and includes reinvested dividends. One cannot invest directly in an index.

***Source: U.S. Bureau of Labor Statistics (9/30/97).


Past performance is not predictive of future results.

CLASS II
Periods ended 8/31/97

                                                        SINCE
                                                      INCEPTION
                                     1-YEAR            (5/1/95)
----------------------------------------------------------------
Cumulative Total Return(1)              31.61%            58.76%
Average Annual Total Return(2)          29.31%            21.35%
Value of $10,000 Investment(3)     $   12,931        $   15,712

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated. It includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within the first 18 months of investment.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the specified periods and include all sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

TEMPLETON WORLD FUND

CLASS I

If you had invested $10,000 in Templeton World Fund - Class I at inception, it would be worth more than $196,000 today. The chart below illustrates the cumulative total return of a hypothetical $10,000 investment in the Fund on January 17, 1978 (inception), with income dividends and capital gains reinvested through August 31, 1997.*

$196,950    Total value of investment 8/31/97

$10,000     Cost of investment 1/17/78

Initial net asset value   $9,425

                                         Principal   Cap        Principal
 Date              Principal   Income    + Inco       Gains       + Cap
--------           ---------   -------   ---------   --------   ---------
 1/17/78             $9,425         $0    $65,742          $0     $32,871
12/29/78            $11,348        $47    $11,395         $57     $11,405
12/31/79            $14,119       $287    $14,406        $269     $14,388
12/31/80            $16,588       $761    $17,349        $385     $16,973
12/31/81            $16,352     $1,432    $17,785      $1,052     $17,405
12/31/82            $18,615     $2,466    $21,080      $1,407     $20,021
12/30/83            $23,223     $3,897    $27,121      $3,009     $26,233
12/31/84            $21,697     $4,544    $26,241      $5,320     $27,017
12/31/85            $26,503     $6,879    $33,383      $8,136     $34,640
12/31/86            $27,785     $8,542    $36,327     $12,399     $40,184
12/31/87            $23,864     $9,372    $33,237     $17,157     $41,021
12/30/88            $26,692    $12,020    $38,712     $21,605     $48,297
12/29/89            $30,688    $16,195    $46,883     $27,067     $57,755
12/31/90            $23,393    $14,755    $38,148     $24,042     $47,435
12/31/91            $26,899    $19,268    $46,167     $34,539     $61,438
12/31/92            $24,618    $20,041    $44,660     $38,670     $63,289
12/31/93            $29,614    $25,942    $55,556     $55,777     $85,391
12/30/94            $26,711    $25,330    $52,040     $60,267     $86,978
12/29/95            $28,106    $29,662    $57,767     $78,743    $106,848
12/31/96            $31,197    $37,097    $68,294     $97,500    $128,697
 8/31/97            $37,059    $44,068    $81,127    $115,822    $152,882

Total Value of Investment with Capital Gains and Dividends Reinvested

Value of Investment with Capital Gains Reinvested

Value of Investment with Dividends Reinvested

*Cumulative total return represents the change in value of an investment over the indicated period. All figures have been restated to reflect the maximum 5.75% initial sales charge; thus actual total return for purchasers of shares during the periods shown may differ. Prior to July 1, 1992, these shares were offered at a higher initial sales charge. On January 1, 1993, the Fund's Class I shares implemented a plan of distribution under Rule 12b-1, which will affect subsequent performance.

All figures assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares. This was a period of generally rising securities prices.

The historical data shown above pertain only to Class I shares of the Fund. The Fund offers other share classes, subject to different fees and expenses, which will affect their performance. Please see the prospectus for more details.


Past performance is not predictive of future results.

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES AGENT
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton World Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

[LOGO] PRINTED ON RECYCLED PAPER

102 A97 10/97
TL102 A97

TEMPLETON WORLD FUND
Financial Highlights

                                                                                  CLASS I
                                                       -------------------------------------------------------------
                                                                           YEAR ENDED AUGUST 31,
                                                 --------------------------------------------------------------------------
                                                    1997            1996            1995            1994            1993
                                                 --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year............       $16.21          $16.76          $17.06          $15.94          $14.42
                                                 --------------------------------------------------------------------------
Income from investment operations:
 Net investment income........................          .45             .41             .33             .26             .30
 Net realized and unrealized gains............         4.47            1.29            1.11            2.50            2.81
                                                 --------------------------------------------------------------------------
Total from investment operations..............         4.92            1.70            1.44            2.76            3.11
                                                 --------------------------------------------------------------------------
Less distributions:
 Dividends from net investment income.........         (.43)           (.37)           (.28)           (.26)           (.38)
 Distributions from net realized gains........        (1.04)          (1.88)          (1.46)          (1.38)          (1.21)
                                                 --------------------------------------------------------------------------
Total distributions...........................        (1.47)          (2.25)          (1.74)          (1.64)          (1.59)
                                                 --------------------------------------------------------------------------
Net asset value, end of year..................       $19.66          $16.21          $16.76          $17.06          $15.94
                                                 ==========================================================================
Total return*.................................       32.70%          11.73%           9.87%          18.87%          24.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000).................   $8,649,994      $6,483,146      $5,868,967      $5,421,691      $4,621,124
Ratios to average net assets:
 Expenses.....................................        1.03%           1.03%           1.05%           1.04%           1.02%
 Net investment income........................        2.58%           2.66%           2.18%           1.67%           2.13%
Portfolio turnover rate.......................       39.16%          22.05%          34.05%          30.77%          23.86%
Average commission rate paid**................       $.0010          $.0130              --              --              --

*Total return does not reflect sales commissions.
**Relates to purchases and sales of equity securities. Prior to fiscal year end
  1996 disclosure of average commission rate was not required.

TEMPLETON WORLD FUND
Financial Highlights (continued)

                                                                                              CLASS II
                                                                                  ---------------------------------
                                                                                        YEAR ENDED AUGUST 31,
                                                                                    ----------------------------
                                                                                    1997         1996        1995+
                                                                                  ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year.............................................     $16.04       $16.71      $15.36
                                                                                  ---------------------------------
Income from investment operations:
 Net investment income.........................................................        .34          .45         .03
 Net realized and unrealized gains.............................................       4.39         1.11        1.32
                                                                                  ---------------------------------
Total from investment operations...............................................       4.73         1.56        1.35
                                                                                  ---------------------------------
Less distributions:
 Dividends from net investment income..........................................       (.34)        (.35)         --
 Distributions from net realized gains.........................................      (1.04)       (1.88)         --
                                                                                  ---------------------------------
Total distributions............................................................      (1.38)       (2.23)         --
                                                                                  ---------------------------------
Net asset value, end of year...................................................     $19.39       $16.04      $16.71
                                                                                  =================================
Total return*..................................................................     31.61%       10.88%       8.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)..................................................   $207,679      $58,619      $7,623
Ratios to average net ssets:
 Expenses......................................................................      1.83%        1.84%       1.82%***
 Net investment income.........................................................      1.92%        2.14%       1.37%***
Portfolio turnover rate........................................................     39.16%       22.05%      34.05%
Average commission rate paid**.................................................     $.0010       $.0130          --

*Total return does not reflect sales commissions or the deferred contingent sales charge and is not annualized.
**Relates to purchases and sales of equity securities. Prior to fiscal year end
  1996 disclosure of average commission rate was not required.
***Annualized.
+For the period May 1, 1995 (effective date) to August 31, 1995.

                       See notes to financial statements.

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997

                                                                    COUNTRY            SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS 72.8%
AEROSPACE & MILITARY TECHNICAL SYSTEMS 0.4%
General Motors Corp., H........................................  United States           616,400         $   39,179,925
Hong Kong Aircraft Engineering Co. Ltd. .......................    Hong Kong             196,000                644,945
                                                                                                           ------------
                                                                                                             39,824,870
                                                                                                           ------------
APPLIANCES & HOUSEHOLD DURABLES 1.1%
Electrolux AB, B...............................................      Sweden              569,600             40,492,548
Sony Corp. ....................................................      Japan               603,100             52,400,083
                                                                                                           ------------
                                                                                                             92,892,631
                                                                                                           ------------
AUTOMOBILES 4.7%
Ciadea SA......................................................    Argentina             159,929                411,337
Ford Motor Co. ................................................  United States         3,063,400            131,726,200
General Motors Corp. ..........................................  United States         1,800,000            112,950,000
Volkswagen AG..................................................     Germany              117,000             83,918,582
Volvo AB, B....................................................      Sweden            3,241,000             83,108,894
                                                                                                           ------------
                                                                                                            412,115,013
                                                                                                           ------------
BANKING 4.6%
ABN AMRO NV....................................................   Netherlands          1,617,774             31,758,515
Argentaria Corporacion Bancaria de Espana SA...................      Spain               800,000             39,732,319
Banco Popular Espanol SA.......................................      Spain               131,844             29,470,706
Bank of Ireland................................................  Irish Republic           19,671                224,096
Banque Nationale de Paris......................................      France            1,241,680             52,944,440
Credit Suisse Group, reg. .....................................   Switzerland             11,530              1,384,840
HSBC Holdings Plc. ............................................    Hong Kong           2,250,906             68,548,141
National Australia Cap Sec Plc. ...............................    Australia             710,553             20,295,170
National Bank of Canada........................................      Canada            2,982,000             38,446,933
National Westminster Bank Plc. ................................  United Kingdom        5,695,776             72,686,700
PT Bank Bali, fgn. ............................................    Indonesia           2,146,000              3,256,998
PT Lippo Bank, fgn. ...........................................    Indonesia           8,349,500              3,238,423
Shinhan Bank Co. Ltd. .........................................   South Korea            769,207              7,886,183
Svenska Handelsbanken, A.......................................      Sweden            1,250,000             38,400,995
                                                                                                           ------------
                                                                                                            408,274,459
                                                                                                           ------------
BROADCASTING & PUBLISHING 0.8%
News Corp. Ltd. ...............................................    Australia          14,553,171             55,534,202
South China Morning Post (Holdings) Ltd. ......................    Hong Kong          19,038,700             15,354,781
                                                                                                           ------------
                                                                                                             70,888,983
                                                                                                           ------------
BUILDING MATERIALS & COMPONENTS 0.3%
Gujarat Ambuja Cements Ltd. ...................................      India               855,300              7,142,184
Pilkington Plc. ...............................................  United Kingdom        4,108,000              9,686,010
Pioneer International Ltd. ....................................    Australia           3,020,756             10,172,242
                                                                                                           ------------
                                                                                                             27,000,436
                                                                                                           ------------

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
COMMON STOCKS (CONT.)
BUSINESS & PUBLIC SERVICES 0.7%
Columbia Healthcare Corp. .....................................  United States         1,391,900         $   43,931,867
*Humana Inc. ..................................................  United States           739,600             17,426,825
Wheelabrator Technologies Inc. ................................  United States           209,500              3,286,531
                                                                                                           ------------
                                                                                                             64,645,223
                                                                                                           ------------
CHEMICALS 1.4%
*Beijing Yanhua Petrochemical Company Ltd., ADR................      China               390,960              8,210,160
DSM NV.........................................................   Netherlands            454,500             42,822,509
European Vinyls Corp. EVC International NV.....................   Netherlands            283,063              6,475,980
Imperial Chemical Industries Plc. .............................  United Kingdom        1,442,000             23,332,691
Kemira OY, 144A................................................     Finland               11,000                 97,027
Shanghai Petrochemical Co. Ltd., H.............................      China           103,092,000             42,569,766
                                                                                                           ------------
                                                                                                            123,508,133
                                                                                                           ------------
CONSTRUCTION & HOUSING 0.4%
Dragados y Construcciones SA...................................      Spain               460,863              8,632,488
Fletcher Challenge Building Ltd. ..............................   New Zealand          4,594,788             12,856,988
Kaufman & Broad Home Corp. ....................................  United States           575,800             11,516,000
                                                                                                           ------------
                                                                                                             33,005,476
                                                                                                           ------------
DATA PROCESSING & REPRODUCTION 4.3%
*3com Corp. ...................................................  United States         1,832,400             91,505,475
*Bay Networks Inc. ............................................  United States         1,847,863             65,368,154
International Business Machines Corp. .........................  United States         1,200,000            121,050,000
*Intuit Inc. ..................................................  United States         1,324,000             34,589,500
*Quantum Corp. ................................................  United States         2,000,000             70,125,000
                                                                                                           ------------
                                                                                                            382,638,129
                                                                                                           ------------
ELECTRICAL & ELECTRONICS 2.1%
ABB AB, A......................................................      Sweden            2,048,000             29,768,198
Alcatel Alsthom Cie Generale D'Electricite SA..................      France              131,971             16,164,503
*Ametek Inc. ..................................................  United States           271,700              6,249,100
Hitachi Ltd. ..................................................      Japan             2,672,000             24,542,160
Motorola Inc. .................................................  United States           420,560             30,858,590
Philips Electronics NV.........................................   Netherlands          1,125,460             80,125,000
                                                                                                           ------------
                                                                                                            187,707,551
                                                                                                           ------------
ENERGY EQUIPMENT & SERVICES 0.7%
Sun Co. Inc. ..................................................  United States         1,650,000             64,143,750
                                                                                                           ------------
ENERGY SOURCES 3.9%
Gazprom, ADR, Reg S............................................      Russia              689,251             13,388,701
Norsk Hydro AS.................................................      Norway              345,333             18,703,594
Repsol SA......................................................      Spain               900,000             35,546,516
Societe Elf Aquitane SA........................................      France              809,000             89,900,728
Transportadora de Gas del Sur SA, ADR B........................    Argentina           1,400,000             16,450,000
Valero Energy Corp., new.......................................  United States         1,899,550             63,278,759

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
COMMON STOCKS (CONT.)
ENERGY SOURCES (CONT.)
YPF Sociedad Anonima...........................................    Argentina           1,400,000         $   45,675,627
YPF Sociedad Anonima, ADR......................................    Argentina           1,822,100             59,332,131
                                                                                                           ------------
                                                                                                            342,276,056
                                                                                                           ------------
FINANCIAL SERVICES 3.8%
A.G. Edwards Inc. .............................................  United States           125,700              4,996,575
Axa-UAP SA.....................................................      France              920,663             58,657,367
Federal National Mortgage Assn. ...............................  United States           729,600             32,102,400
Merrill Lynch & Co. Inc. ......................................  United States         1,363,700             83,867,550
Morgan Stanley Dean Witter Discover & Co. .....................  United States         2,950,972            142,015,528
Peregrine Investments Holdings Ltd. ...........................    Hong Kong           8,967,750             16,663,733
                                                                                                           ------------
                                                                                                            338,303,153
                                                                                                           ------------
FOOD & HOUSEHOLD PRODUCTS 2.0%
Archer Daniels Midland Co. ....................................  United States         2,103,407             45,486,182
*Boston Chicken Inc. ..........................................  United States         1,947,400             23,977,363
C.P. Pokphand Co. Ltd. ........................................    Hong Kong             253,000                 82,434
Grupo Embotellador de Mexico SA de CV, GDR.....................      Mexico            1,684,000             25,891,500
Hillsdown Holdings Plc. .......................................  United Kingdom       15,923,076             41,672,637
IBP Inc. ......................................................  United States           500,000             11,468,750
McBride Plc. ..................................................  United Kingdom        2,561,600              6,143,622
Panamerican Beverages Inc., A..................................      Mexico              640,400             19,252,025
Pepsi-Gemex SA de CV...........................................      Mexico              562,500              1,460,100
                                                                                                           ------------
                                                                                                            175,434,613
                                                                                                           ------------
FOREST PRODUCTS & PAPER 4.9%
Aracruz Celulose SA, ADR.......................................      Brazil            1,640,000             33,415,000
Assidomaen AB..................................................      Sweden              800,000             24,271,968
Carter Holt Harvey Ltd. .......................................   New Zealand          2,686,400              5,560,519
Enso OY, R.....................................................     Finland            2,607,500             22,712,246
Fletcher Challenge Ltd. Forestry Division, Aus. ...............   New Zealand            313,470                364,157
Fletcher Challenge Ltd. Forestry Division, N.Z. ...............   New Zealand         12,481,021             14,671,266
Fletcher Challenge Paper Ltd. .................................   New Zealand          9,189,576             18,551,635
Georgia-Pacific Corp. .........................................  United States         1,050,000             95,812,500
Metsa Serla OY, B..............................................     Finland            2,552,500             21,107,446
Mo Och Domsjoe AB, B...........................................      Sweden              600,000             19,803,488
Norske Skogindustrier AS, A....................................      Norway              430,170             15,934,992
*PT Tjiwi Kimia TBK, wts.......................................    Indonesia           5,520,265              1,117,086
+PT Pabrik Kertas Tjiwi Kimia, fgn.............................    Indonesia          39,745,913             21,448,047
*Repap Enterprises Inc.........................................      Canada           33,980,952              5,874,188
St. Joe Paper Corp.............................................  United States           375,400             32,143,625
Stora Kopparbergs Bergslags AB, A..............................      Sweden              248,000              3,935,309
Stora Kopparbergs Bergslags AB, B..............................      Sweden            1,652,000             25,794,805
Svenska Cellulosa AB, B........................................      Sweden              719,600             15,940,564
UPM-Kymmene Corp...............................................     Finland            2,242,290             52,659,903
                                                                                                           ------------
                                                                                                            431,118,744
                                                                                                           ------------

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE 0.4%
Novartis AG....................................................   Switzerland             27,832         $   39,422,043
                                                                                                           ------------
INDUSTRIAL COMPONENTS 2.2%
BTR Plc........................................................  United Kingdom       29,134,600            102,924,092
Goodyear Tire & Rubber Co......................................  United States           868,800             53,539,800
*Graenges AB...................................................      Sweden              284,800              4,266,179
Sandvik AB, A..................................................      Sweden              121,000              3,632,734
Sandvik AB, B..................................................      Sweden              879,000             26,724,617
Yamato Kogyo Co. Ltd...........................................      Japan               188,000              1,633,430
                                                                                                           ------------
                                                                                                            192,720,852
                                                                                                           ------------
INSURANCE 5.1%
Ace Ltd........................................................     Bermuda              320,800             26,666,500
American Bankers Insurance Group Inc...........................  United States           530,000             34,980,000
American International Group Inc...............................  United States           562,500             53,085,938
INA-Istituto Nazionale Delle Assicurazioni SpA.................      Italy            28,873,500             41,999,008
Ing Groep NV...................................................   Netherlands          1,040,769             45,317,617
National Mutual Asia Ltd.......................................    Hong Kong           8,818,000              7,168,643
Partnerre Ltd..................................................     Bermuda              875,800             34,813,050
Scor...........................................................      France            1,218,067             50,032,550
Travelers Inc..................................................  United States           932,768             59,230,768
UNUM Corp......................................................  United States             9,800                404,250
W.R. Berkley Corp..............................................  United States           719,000             39,769,688
Zuerich Versicherung, new......................................   Switzerland            159,680             57,938,653
                                                                                                           ------------
                                                                                                            451,406,665
                                                                                                           ------------
MACHINERY & ENGINEERING 0.0%
New Holland NV.................................................   Netherlands             21,500                577,813
                                                                                                           ------------
MERCHANDISING 2.0%
Cifra SA, A....................................................      Mexico            2,014,404              3,701,616
Cifra SA, B....................................................      Mexico           16,470,000             31,450,039
Coles Myer Ltd., A.............................................    Australia           6,969,068             32,481,120
Dairy Farm International Holdings Ltd..........................    Hong Kong          32,382,096             27,200,961
David Jones Ltd................................................    Australia          13,322,194             19,394,406
Kwik Save Group Plc............................................  United Kingdom        1,751,906              9,155,710
Robinson Depart. Store Public Co. Ltd., fgn....................     Thailand             655,500                153,378
Safeway Plc....................................................  United Kingdom        4,360,133             26,496,133
W.H. Smith Group...............................................  United Kingdom        4,207,600             25,773,757
                                                                                                           ------------
                                                                                                            175,807,120
                                                                                                           ------------
METALS & MINING 4.4%
Alcan Aluminum Ltd.............................................      Canada            1,105,628             38,623,516
Arbed SA.......................................................     Belgium              131,200             17,428,782
British Steel Plc..............................................  United Kingdom       25,213,500             70,685,565
Companhia Siderurgica Nacional ADR.............................      Brazil              691,280             23,433,220
Elkem AS.......................................................      Norway              281,400              5,005,042
Pechiney SA, A.................................................      France              587,123             25,363,188
Pohang Iron & Steel Co. Ltd....................................   South Korea            404,795             35,383,680
Reynolds Metals Co.............................................  United States           740,752             52,361,907

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
COMMON STOCKS (CONT.)
METALS & MINING (CONT.)
RGC Ltd........................................................    Australia           1,227,361         $    3,474,310
Rustenburg Platinum Holdings Ltd...............................   South Africa            15,312                260,286
*Titanium Metals...............................................  United States           611,600             21,864,700
*Union Miniere NPV.............................................     Belgium              350,000             28,976,853
Usinas Siderugicas de Minas Gerais, Sponsored ADR..............      Brazil            2,653,100             28,839,197
Vale do Rio Doce, ADR..........................................      Brazil            1,566,800             36,460,577
                                                                                                           ------------
                                                                                                            388,160,823
                                                                                                           ------------
MISCELLANEOUS MATERIALS & COMMODITIES 0.2%
De Beers Consolidated Mines Ltd................................   South Africa           578,800             18,444,122
                                                                                                           ------------
MULTI-INDUSTRY 2.6%
Alfa SA de CV, A...............................................      Mexico              600,200              4,681,591
Alfa SA de CV, A 144A..........................................      Mexico              871,000              6,793,845
Cheung Kong Holdings Ltd.......................................    Hong Kong           5,298,000             56,059,875
Harrisons & Crosfield Plc......................................  United Kingdom       16,063,478             28,764,270
Inversiones y Representacion...................................    Argentina           3,981,475             17,532,165
Jardine Matheson Holdings Ltd..................................    Hong Kong           2,154,834             15,083,838
Jardine Strategic Holdings Ltd.................................    Hong Kong          11,461,094             42,406,048
Metro Pacific Corp. MDI........................................   Philippines          1,172,000                158,640
Pacific Dunlop Ltd.............................................    Australia          13,507,442             34,759,755
Swire Pacific Ltd., A..........................................    Hong Kong           1,358,100             10,383,563
Swire Pacific Ltd., B..........................................    Hong Kong           9,401,000             13,526,182
                                                                                                           ------------
                                                                                                            230,149,772
                                                                                                           ------------
REAL ESTATE 3.9%
American Health Properties Inc.................................  United States           443,400             10,918,725
Beacon Properties Corp.........................................  United States           750,000             27,000,000
Carramerica Realty Corp........................................  United States           201,900              6,019,144
*Crescent Operating Inc........................................  United States           192,880              3,110,190
Crescent Real Estate Equities Company..........................  United States         1,928,800             60,998,300
Federal Realty Investment Trust................................  United States           300,000              7,556,250
General Growth Properties......................................  United States           900,000             30,825,000
Highwood Properties Inc., REIT.................................  United States           548,700             17,832,750
Hong Kong Land.................................................    Hong Kong           7,172,000             20,727,080
Inversiones y Representacion, GDR..............................    Argentina             372,092             16,534,838
IRT Property Co................................................  United States           537,600              6,518,400
Meditrust Inc..................................................  United States           113,200              4,520,925
Naeckebro AB, A................................................      Sweden              125,000              1,594,752
National Health Investors Inc..................................  United States         1,080,000             42,120,000
Nationwide Health Properties Inc...............................  United States           400,000              9,050,000
Post Properties Inc............................................  United States             6,600                246,263
Rouse Co.......................................................  United States         1,120,000             32,900,000
Summit Properties Inc., REIT...................................  United States           867,900             17,303,756
Union du Credit Bail Immobilier Unibail........................      France              300,436             28,786,301
                                                                                                           ------------
                                                                                                            344,562,674
                                                                                                           ------------
RECREATION & OTHER CONSUMER GOODS 0.6%
Nintendo Co. Ltd...............................................      Japan               693,400             56,803,144
                                                                                                           ------------

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
COMMON STOCKS (CONT.)
TELECOMMUNICATIONS 7.0%
AT&T Corp......................................................  United States           550,000         $   21,450,000
Bell Atlantic Corp.............................................  United States           230,100             16,653,488
British Telecommunications Plc.................................  United Kingdom       11,312,610             73,237,092
*Digital Telecommunications Philippines Inc....................   Philippines         25,360,000              1,908,907
Hong Kong Telecommunications Ltd...............................    Hong Kong           6,137,362             12,909,091
Nokia AB, (OY), A..............................................     Finland            1,133,900             87,618,977
Telecom Argentina Stet France SA, ADR..........................    Argentina           2,238,800             61,846,850
Telecom Italia Mobile, di Risp.................................      Italy             1,761,480              2,962,324
Telecom Italia SpA.............................................      Italy             7,278,650             42,535,236
Telecom Italia SpA di Risp.....................................      Italy            22,091,250             77,443,568
Telecomunicacoes Brasileiras SA................................      Brazil          147,744,000             15,836,966
Telefonica de Espana SA........................................      Spain             3,021,500             78,302,880
Telefonos de Mexico SA, L, ADR.................................      Mexico            1,258,551             57,736,027
U.S. West Communications Group.................................  United States         2,000,000             71,625,000
*Videsh Sanchar Nigam Ltd., GDR, 144A..........................      India                17,100                252,225
                                                                                                           ------------
                                                                                                            622,318,631
                                                                                                           ------------
TEXTILES & APPAREL 0.4%
Dawson International Plc.......................................  United Kingdom          620,777                754,481
*Fruit of the Loom Inc., A.....................................  United States           842,600             22,539,550
Inner Mongolia Erdos Cashmere Products, B......................      China             3,130,500              2,404,224
Yizheng Chemical Fibre Co. Ltd., H.............................      China            16,536,000             12,056,055
                                                                                                           ------------
                                                                                                             37,754,310
                                                                                                           ------------
TRANSPORTATION 1.8%
A.S.A. Holdings Inc............................................  United States           489,900             14,574,525
Air New Zealand Ltd., B........................................   New Zealand          3,980,000             10,755,314
APL Ltd........................................................  United States           911,400             29,164,800
Cathay Pacific Airways Ltd.....................................    Hong Kong          24,875,000             40,605,039
IMC Holdings Ltd...............................................    Hong Kong           7,277,400              3,474,596
*Korean Air....................................................   South Korea            139,512              2,102,341
Peninsular & Oriental Steam Navigation Co......................  United Kingdom        1,800,000             18,959,957
Qantas Airways Ltd., ADR, 144A.................................    Australia             484,200             10,565,244
Shun Tak Holdings..............................................    Hong Kong          16,706,000              9,431,415
Stolt Nielsen SA...............................................      Norway              521,500             12,255,250
Stolt Nielsen SA, ADR..........................................      Norway              260,750              6,290,594
                                                                                                           ------------
                                                                                                            158,179,075
                                                                                                           ------------
UTILITIES ELECTRICAL & GAS 6.1%
BG Plc.........................................................  United Kingdom       12,352,000             54,044,629
British Energy Ltd.............................................  United Kingdom        6,105,300             16,967,686
British Energy Ltd., 144A......................................  United Kingdom       12,451,700             34,605,431
*Centrica Plc..................................................  United Kingdom       12,352,000             17,764,670
Cia Energetica de Minas Gerais, ADR............................      Brazil                7,000                338,625
Compania Sevillana de Electricidad.............................      Spain             1,531,584             13,615,643
Entergy Corp...................................................  United States         4,247,300            105,386,131
Iberdrola SA...................................................      Spain             4,961,317             55,661,016
Korea Electric Power Corp......................................   South Korea          2,446,200             63,967,114

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                    COUNTRY            SHARES                VALUE
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
UTILITIES ELECTRICAL & GAS (CONT.)
Mosenergo, ADR, 144A...........................................      Russia              306,100         $   14,126,515
Mosenergo, ADR, Reg. S.........................................      Russia            1,122,159             51,787,638
National Grid Holdings Plc.....................................  United Kingdom       10,906,208             47,011,819
Shandong Huaneng Power.........................................      China             1,000,000             11,937,500
Thames Water Group Plc.........................................  United Kingdom        2,551,048             32,761,924
VEBA AG........................................................     Germany              400,000             20,958,183
                                                                                                           ------------
                                                                                                            540,934,524
                                                                                                           ------------
TOTAL COMMON STOCKS (COST $4,598,442,125)......................                                           6,451,018,788
                                                                                                           ------------

PREFERRED STOCKS 6.9%
American Health Properties Inc., dep. shs., pfd................  United States            42,340                682,733
Banco Bradesco SA, pfd.........................................      Brazil        8,606,940,000             85,162,576
Cemig-Cia Energetica de Minas Gerais, pfd......................      Brazil          411,765,636             18,485,126
Cia de Inversiones en Telecomunicaciones SA, 7.00%, conv.,
  pfd., 144A...................................................    Argentina               8,200                541,200
Cia de Inversiones en Telecomunicaciones SA, 7.00%, conv.,
  pfd..........................................................    Argentina           1,010,619             66,700,854
Cia Vale do Rio Doce, pfd......................................      Brazil            1,552,700             36,132,460
Coteminas Cia Tecidos Norte de Minas, pfd......................      Brazil           67,560,200             24,139,696
Fiat SpA, pfd..................................................      Italy            17,750,700             27,569,413
Jardine Strategic Holdings Ltd., 7.50%, conv., pfd.............    Hong Kong          15,263,000             18,544,545
*Lojas Americanas SA, pfd......................................      Brazil        1,178,372,351             15,546,094
Nacional Financiera SA, 11.25%, conv., pfd., 5/15/98...........      Mexico            1,300,000             59,800,000
Petrobras Distribuidora SA, pfd................................      Brazil        1,772,395,300             45,483,090
Petrobras-Petroleo Brasileiro SA, pfd..........................      Brazil          179,486,000             43,905,416
Telecomunicacoes Brasileiras SA, pfd...........................      Brazil          545,400,000             64,208,795
Telecomunicacoes Brasileiras SA, pfd., ADR.....................      Brazil              544,050             64,197,900
Telesp-Telecomunicacoes de Sao Paulo SA, pfd...................      Brazil           83,486,221             24,858,472
Volkswagen AG, pfd.............................................     Germany               22,000             11,734,146
                                                                                                           ------------
TOTAL PREFERRED STOCKS (COST $439,341,995).....................                                             607,692,516
                                                                                                           ------------

                                                                                   PRINCIPAL
                                                                                    AMOUNT**
                                                                                 --------------

BONDS 5.0%
Alfa SA, 8.00%, 9/15/00, conv., 144A.......................      Mexico          $   6,000,000              10,162,500
Alactel Alsthom SA, 6.50%, 1/01/00, conv...................      France             81,841,400 FRF          16,822,333
Bilboa Vizcaya Investment BV, 3.50%, 7/12/06, 144A.........      Spain               8,765,000              14,812,850
Government of Italy, 5.00%, 6/28/01........................      Italy              72,845,000              74,347,428
Metro Pacific Capital, 2.50%, 4/11/03, 144A................   Philippines            7,425,000               6,868,125
Metro Pacific Capital, 2.50%, 4/11/03, conv................   Philippines           16,500,000              15,262,500
U.S. Treasury Notes:
  6.125%, 5/15/98..........................................  United States          75,000,000              75,234,450
  6.00%, 5/31/98...........................................  United States          75,000,000              75,164,100
  6.25%, 6/30/98...........................................  United States          75,000,000              75,351,600

TEMPLETON WORLD FUND
STATEMENT OF INVESTMENTS, AUGUST 31, 1997 (CONT.)

                                                                                   PRINCIPAL
                                                                COUNTRY             AMOUNT**                VALUE
----------------------------------------------------------------------------------------------------------------------
BONDS (CONT.)
Sandoz Capital BVI Ltd., 2.00%, 10/6/02, conv., 144A.......   Switzerland            7,930,000             $10,814,538
Sony Corp., 1.40%, 3/31/05, conv., Ser #4..................      Japan           6,000,000,000 JPY          67,521,721
                                                                                                        --------------
TOTAL BONDS (COST $437,748,805)............................                                                442,362,145
                                                                                                        --------------

SHORT TERM OBLIGATIONS 15.2%
  U.S. GOVERNMENT AND GOVERNMENT AGENCIES
    Federal Farm Credit Banks, 5.40% to 5.50% with
      maturities to 11/03/97...............................  United States         235,961,000             235,844,678
    Federal Home Loan Banks, 5.36% with maturities to
      9/12/97..............................................  United States          86,185,000              86,122,768
    Federal Home Loan Mortgage Corp., 5.41%, 9/15/97.......  United States          74,920,000              74,772,857
    Federal National Mortgage Assn., 5.40% to 5.45% with
      maturities to 11/17/97...............................  United States         683,840,000             678,924,950
  (a)REPURCHASE AGREEMENTS
    Bank of America, 5.45%, 9/02/97, (Maturity Value
      $44,442,896)
    Collateral: U.S. Treasury Notes, 5.75% - 6.25%,
      10/31/97 - 3/31/99...................................  United States          44,416,000              44,416,000
    Dresdner Bank AG, 5.45%, 9/02/97, (Maturity Value
      $116,450,475)
    Collateral: U.S. Treasury Notes, 5.50%, 1/15/98, U.S.
      Treasury Bills, 2/26/98..............................  United States         116,380,000             116,380,000
    Lehman Securities Inc., 5.43%, (Maturity Value
      $73,745,466)
    Collateral: U.S. Treasury Notes, 6.25%, 1/31/02........  United States          73,701,000              73,701,000
    Swiss Bank Corp., 5.45%, 9/02/97, (Maturity Value
      $35,897,725)
    Collateral: U.S. Treasury Notes, 6.375%, 7/15/99.......  United States          35,876,000              35,876,000
                                                                                                        --------------
TOTAL SHORT TERM OBLIGATIONS (COST $1,345,772,204).........                                              1,346,038,253
                                                                                                        --------------
TOTAL INVESTMENTS (COST $6,821,305,129) 99.9%..............                                              8,847,111,702
OTHER ASSETS, LESS LIABILITIES 0.1%........................                                                 10,561,118
                                                                                                        --------------
TOTAL NET ASSETS: 100.0%...................................                                             $8,857,672,820
                                                                                                        ==============

CURRENCY ABBREVIATIONS:
FRF -- France
JPY -- Japan

*Non-income producing.
**Securities traded in U.S. dollars unless otherwise indicated.
(a)At August 31, 1997, all repurchase agreements held by the Fund had been entered into on that date.
+The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in affiliated companies at August 31, 1997, were $21,448,047.

                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1997

Assets:
 Investments in securities, at value (identified cost $6,821,305,129)...............  $8,847,111,702
 Cash...............................................................................      11,975,221
 Receivables:
  Investment securities sold........................................................       9,562,454
  Capital shares sold...............................................................      16,421,142
  Dividends and interest............................................................      36,726,676
                                                                                      --------------
     Total assets...................................................................   8,921,797,195
                                                                                      --------------
Liabilities:
 Payables:
  Investment securities purchased...................................................      41,592,119
  Capital shares redeemed...........................................................      12,814,300
 Accrued expenses...................................................................       9,717,956
                                                                                      --------------
     Total liabilities..............................................................      64,124,375
                                                                                      --------------
       Net assets, at value.........................................................  $8,857,672,820
                                                                                      ==============
Net assets consist of:
 Undistributed net investment income................................................  $  160,584,621
 Net unrealized appreciation........................................................   2,025,806,573
 Accumulated net realized gain......................................................     976,351,162
 Capital shares.....................................................................   5,694,930,464
                                                                                      --------------
       Net assets, at value.........................................................  $8,857,672,820
                                                                                      ==============
CLASS I
 Net asset value per share ($8,649,994,171 / 439,945,402 shares outstanding)........          $19.66
                                                                                      ==============
 Maximum offering price per share ($19.66 / 94.25%).................................          $20.86
                                                                                      ==============
CLASS II
 Net asset value per share ($207,678,649 / 10,710,670 shares outstanding)...........          $19.39
                                                                                      ==============
 Maximum offering price per share ($19.39 / 99.00%).................................          $19.59
                                                                                      ==============

                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED AUGUST 31, 1997

Investment income:
(net of $15,764,243 foreign taxes withheld)
 Dividends..........................................................   $  215,379,175
 Interest...........................................................       61,754,055
                                                                         ------------
     Total investment income........................................                     $  277,133,230
Expenses:
 Management fees (Note 3)...........................................       47,200,213
 Administrative fees (Note 3).......................................        5,972,383
 Distribution Fees (Note 3)
  Class I...........................................................       15,368,639
  Class II..........................................................        1,130,687
 Transfer agent fees (Note 3).......................................        5,228,500
 Custodian fees.....................................................        2,718,208
 Reports to shareholders............................................        1,426,300
 Registration and filing fees.......................................          328,500
 Professional fees (Note 3).........................................           58,400
 Directors' fees and expenses.......................................           61,000
 Other..............................................................          157,980
                                                                         ------------
     Total expenses.................................................                         79,650,810
                                                                                           ------------
      Net investment income.........................................                        197,482,420
                                                                                           ------------
Realized and unrealized gain (loss):
 Net realized gain (loss) on:
  Investments.......................................................    1,072,870,475
  Foreign currency transactions.....................................       (2,055,724)
                                                                         ------------
 Net realized gain..................................................                      1,070,814,751
 Net unrealized appreciation on investments.........................                        862,081,294
                                                                                           ------------
Net realized and unrealized gain....................................                      1,932,896,045
                                                                                           ------------
Net increase in net assets resulting from operations................                     $2,130,378,465
                                                                                           ============

                       See notes to financial statements.

TEMPLETON WORLD FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED AUGUST 31, 1997 AND 1996

                                                                          1997                 1996
                                                                     -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income............................................. $  197,482,420       $  165,563,495
  Net realized gain from investments and foreign currency
    transactions....................................................  1,070,814,751          418,044,093
  Net unrealized appreciation on investments........................    862,081,294          103,441,815
                                                                     -----------------------------------
      Net increase in net assets resulting from operations..........  2,130,378,465          687,049,403
 Distributions to shareholders from:
  Net investment income
   Class I..........................................................   (173,704,228)        (130,871,491)
   Class II.........................................................     (1,366,380)            (283,110)
  Net realized gain
   Class I..........................................................   (420,453,674)        (667,509,078)
   Class II.........................................................     (4,340,189)          (1,422,754)
 Capital share transactions (Note 2)
   Class I..........................................................    658,499,802          728,142,909
   Class II.........................................................    126,894,283           50,068,384
                                                                     -----------------------------------
      Net increase in net assets....................................  2,315,908,079          665,174,263
Net assets:
 Beginning of year..................................................  6,541,764,741        5,876,590,478
                                                                     -----------------------------------
 End of year........................................................ $8,857,672,820       $6,541,764,741
                                                                     ===================================
Undistributed net investment income included in net assets:
 Beginning of year.................................................. $  138,172,809       $  103,788,712
                                                                     ===================================
 End of year........................................................ $  160,584,621       $  138,172,809
                                                                     ===================================

                       See notes to financial statements.

TEMPLETON WORLD FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton World Fund (the Fund) is a separate, diversified series of Templeton Funds, Inc. (the Company) which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

TEMPLETON WORLD FUND
Notes to Financial Statements (cont.)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.) Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  CAPITAL SHARES

The Fund offers two classes of shares: Class I shares and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

At August 31, 1997, there were 3.2 billion shares authorized ($1.00 par value) of which 1.2 billion shares have been classified as Fund shares. Transactions in the Fund's shares were as follows:

                                                                              YEAR ENDED AUGUST 31,
                                                        -----------------------------------------------------------------
                                                                    1997                                 1996
                                                        -----------------------------------------------------------------
                        CLASS I                           SHARES          AMOUNT               SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold............................................  50,518,371    $ 908,100,346          34,417,668    $ 540,260,882
Shares issued on reinvestment of distributions.........  33,921,940      537,536,364          49,118,786      722,606,074
Shares redeemed........................................ (44,339,505)    (787,136,908)        (33,886,588)    (534,724,047)
                                                        -----------------------------------------------------------------
Net increase...........................................  40,100,806    $ 658,499,802          49,649,866    $ 728,142,909
                                                        =================================================================

                       CLASS II                           SHARES          AMOUNT               SHARES          AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Shares sold............................................   7,233,238    $ 130,727,138           3,291,659    $  51,600,312
Shares issued on reinvestment of distributions.........     301,031        4,729,632              96,166        1,407,255
Shares redeemed........................................    (479,002)      (8,562,487)           (188,649)      (2,939,183)
                                                        -----------------------------------------------------------------
Net increase...........................................   7,055,267    $ 126,894,283           3,199,176    $  50,068,384
                                                        =================================================================

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also directors or officers of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin Templeton Distributors, Inc. (Distributors), and Franklin Templeton Investor Services, Inc. (Investor Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

TEMPLETON WORLD FUND
Notes to Financial Statements (cont.)

3.  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
        0.75%         First $200 million
        0.675%        Over $200 million, up to and including $1.3 billion
        0.60%         Over $1.3 billion

The Fund pays its allocated share of an administrative fee to FT Services based on the Company's aggregate daily average net assets as follows:

        ANNUALIZED
         FEE RATE                   AVERAGE DAILY NET ASSETS
        ------------------------------------------------------------------
        0.15%         First $200 million
        0.135%        Over $200 million, up to and including $700 million
        0.10%         Over $700 million, up to and including $1.2 billion
        0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At August 31, 1997, there were no unreimbursed costs.

Distributors received net commissions from the sale of the Fund shares, and received contingent deferred sales charges for the year of $2,081,327 and $40,118, respectively.

During the year ended August 31, 1997, legal fees of $3,375 were paid to a law firm in which an officer of the Fund is a partner.

4.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended August 31, 1997 aggregated $2,736,806,064 and $3,570,308,731, respectively.

5.  INCOME TAXES

At August 31, 1997, the net unrealized appreciation based on the cost of investments for income tax purposes of $6,822,182,723 was as follows:

        Unrealized appreciation..........  $2,143,654,928
        Unrealized depreciation..........    (118,725,949)
                                           --------------
        Net unrealized appreciation......  $2,024,928,979
                                           ==============

TEMPLETON WORLD FUND
Independent Auditor's Report

THE BOARD OF DIRECTORS AND SHAREHOLDERS
TEMPLETON WORLD FUND

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Templeton World Fund series of Templeton Funds, Inc. as of August 31, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton World Fund series of Templeton Funds, Inc. as of August 31, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGLADREY & PULLEN, LLP

New York, New York
September 26, 1997

TEMPLETON WORLD FUND
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,033,000,000 as a capital gain dividend for the fiscal year ended August 31, 1997.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 22.12% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 1997.

LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME

Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH

Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series

Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME

Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations

Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES+

Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).
**The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.
***Portfolio of insured municipal securities.
+Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

                                                                  09/97.1

PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton World Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and Fund investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept the risk of such losses should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

102 A97 10/97
TL102 A97                                      [LOGO] Printed on recycled paper